Financial liabilities - Disclosure of Financial Liabilities Per Maturity (Details) € in Thousands				1 Months Ended	12 Months Ended
	Jan. 05, 2022 EUR (€) loan_agreement	Aug. 11, 2020 EUR (€) installment	Aug. 30, 2019 EUR (€)	Aug. 31, 2022 EUR (€) loan	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)	Jul. 03, 2017 EUR (€)	Dec. 31, 2013 EUR (€)
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					€ 44,251	€ 19,087	€ 18,723
Proceeds from borrowings					0	28,700	1,360
Proceeds from lease liabilities and other non cash effects					42	(1,408)	1,249
Repayments of borrowings and lease liabilities					(2,042)	(2,128)	(2,245)
Financial liabilities at end of period					42,251	44,251	19,087
Financial liabilities					42,251	44,251	19,087
Current prepaid expenses					4,672	2,582	6,833
Guarantees [member]
Disclosure of financial liabilities [Line Items]
Current prepaid expenses					1,256
PGE loan agreement, Societe Generale
Disclosure of financial liabilities [Line Items]
Notional amount				€ 20,000
Borrowing, maturity				4 years
Borrowings, interest rate				1.56%
Number of loans | loan				2
PGE loan agreement, Societe Generale | Guarantees [member]
Disclosure of financial liabilities [Line Items]
Current prepaid expenses				€ 877
PGE loan agreement, BNP Paribas
Disclosure of financial liabilities [Line Items]
Notional amount				€ 8,700
Borrowings, interest rate				0.95%
PGE loan agreement, BNP Paribas | Guarantees [member]
Disclosure of financial liabilities [Line Items]
Current prepaid expenses				€ 379
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					0	150	450
Proceeds from borrowings						0	0
Proceeds from lease liabilities and other non cash effects							0
Repayments of borrowings and lease liabilities						(150)	(300)
Financial liabilities at end of period						0	150
Financial liabilities						0	150
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					0	1,454	0
Proceeds from borrowings						0	1,360
Proceeds from lease liabilities and other non cash effects						(1,454)	94
Repayments of borrowings and lease liabilities						0	0
Financial liabilities at end of period						0	1,454
Financial liabilities						0	1,454
Notional amount		€ 6,800
Financing agreement, number of instalments | installment		4
Financing agreement, funding in tranche		€ 1,700
Financing agreement, remaining number of instalments | installment		3
Repayable advance received							1,454
PGE loan agreement, Societe Generale
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					20,000	0
Proceeds from borrowings					0	20,000
Proceeds from lease liabilities and other non cash effects					0	0
Repayments of borrowings and lease liabilities					0	0
Financial liabilities at end of period					20,000	20,000	0
Financial liabilities					20,000	20,000	0
Notional amount	€ 20,000
PGE loan agreement, BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					8,700	0
Proceeds from borrowings					0	8,700
Proceeds from lease liabilities and other non cash effects					0	0
Repayments of borrowings and lease liabilities					0	0
Financial liabilities at end of period					8,700	8,700	0
Financial liabilities					8,700	8,700	0
Notional amount	8,700
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					0
Proceeds from borrowings					0
Proceeds from lease liabilities and other non cash effects					15
Repayments of borrowings and lease liabilities					0
Financial liabilities at end of period					15	0
Financial liabilities					15	0
Lease liabilities – Real estate property
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						0	418
Proceeds from borrowings							0
Proceeds from lease liabilities and other non cash effects							0
Repayments of borrowings and lease liabilities							(418)
Financial liabilities at end of period							0
Financial liabilities							0
Property transaction (down-payment)
Disclosure of financial liabilities [Line Items]
Financial liabilities down payment at beginning of period						0	(74)
Proceeds from borrowings							0
Proceeds from lease liabilities and other non cash effects							0
Repayments of borrowings, down payment							74
Financial liabilities down payment at end of period							0
Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					1,875	2,387	1,437
Proceeds from borrowings					0	0	0
Proceeds from lease liabilities and other non cash effects					0	0	1,114
Repayments of borrowings and lease liabilities					(522)	(512)	(164)
Financial liabilities at end of period					1,353	1,875	2,387
Financial liabilities					1,353	1,875	2,387
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					391	447	496
Proceeds from borrowings					0	0	0
Proceeds from lease liabilities and other non cash effects					15	(16)	0
Repayments of borrowings and lease liabilities					(61)	(40)	(49)
Financial liabilities at end of period					345	391	447
Financial liabilities					345	391	447
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					464	639	815
Proceeds from borrowings					0	0	0
Proceeds from lease liabilities and other non cash effects					0	0	0
Repayments of borrowings and lease liabilities					(177)	(175)	(176)
Financial liabilities at end of period					287	464	639
Financial liabilities					287	464	639
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					53	21	37
Proceeds from borrowings					0	0	0
Proceeds from lease liabilities and other non cash effects					12	62	0
Repayments of borrowings and lease liabilities					(32)	(30)	(16)
Financial liabilities at end of period					33	53	21
Financial liabilities					33	53	21
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					35	41	0
Proceeds from borrowings					0	0
Proceeds from lease liabilities and other non cash effects					0	0	41
Repayments of borrowings and lease liabilities					(8)	(6)	0
Financial liabilities at end of period					27	35	41
Financial liabilities					27	35	41
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					209	262	319
Proceeds from borrowings					0	0	0
Proceeds from lease liabilities and other non cash effects					0	0	0
Repayments of borrowings and lease liabilities					(55)	(53)	(57)
Financial liabilities at end of period					154	209	262
Financial liabilities					154	209	262
Loans - Building
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					12,525	13,687	14,826
Proceeds from borrowings					0	0
Proceeds from lease liabilities and other non cash effects					0	0	0
Repayments of borrowings and lease liabilities					(1,187)	(1,162)	(1,139)
Financial liabilities at end of period						12,525	13,687
Financial liabilities						€ 12,525	13,687
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period							€ 1,300
Proceeds from borrowings			€ 13,900
Financial liabilities at end of period					11,338
Financial liabilities					€ 11,338			€ 1,300
Loan agreement, maximum borrowing capacity									€ 15,200
Interest-free loan for innovation
Disclosure of financial liabilities [Line Items]
Financial liabilities										€ 1,500
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Notional amount	€ 28,700
Borrowing, number of loan agreement | loan_agreement	2
Borrowing, maturity	1 year
Borrowing, maturity, extension period option	5 years
Borrowing, percentage of state-guaranteed loan	90.00%